RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial instruments disclosures net position (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ (654)	$ (588)	$ (469)
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	116
Less: current portion	58
Long-term portion	58
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	770
Less: current portion	247
Long-term portion	523
Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(654)	(588)
Less: current portion	(189)	(158)
Long-term portion	(465)	(430)
Energy derivative contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	45
Energy derivative contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	206
Energy derivative contracts | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(161)	77
Interest rate swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	40
Interest rate swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	103
Interest rate swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(63)	(244)
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	31
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	6
Foreign exchange swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	25	(19)
Tax equity | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Tax equity | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	455
Tax equity | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ (455)	$ (402)